Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues
Contract revenue	$ 2,194,909		$ 3,753,406		$ 565,316
Grant revenue	592,800	312,491	1,363,148	1,845,123	2,658,836	3,144,620
Total revenues	2,787,709	312,491	5,116,554	1,845,123	3,224,152	3,144,620
Cost of revenues	(2,109,530)	(245,864)	(3,773,095)	(1,517,469)	(2,544,285)	(2,593,075)
Gross profit	678,179	66,627	1,343,459	327,654	679,867	551,545
Operating expenses:
Research and development	1,089,179	1,216,559	3,333,024	4,113,686
Acquired in-process research and development	4,000,000		4,000,000
Research and development	5,089,179	1,216,559	7,333,024	4,113,686	5,071,179	2,609,241
General and administrative	730,378	710,730	2,437,553	1,918,411	2,765,230	2,632,972
Total operating expenses	5,819,557	1,927,289	9,770,577	6,032,097	7,836,409	5,242,213
Loss from operations	(5,141,378)	(1,860,662)	(8,427,118)	(5,704,443)	(7,156,542)	(4,690,668)
Other income (expense):
Change in fair value of warrant liability	791,395	(4,699,846)	(203,703)	(5,349,422)	(3,654,770)
Interest income, net	428	652	1,041	1,438	1,960	6,202
Total other (expense) income					(3,652,810)	6,202
Net loss before income taxes					(10,809,352)	(4,684,466)
Income tax benefit					750,356	521,458
Net loss	$ (4,349,555)	$ (6,559,856)	$ (8,629,780)	$ (11,052,427)	$ (10,058,996)	$ (4,163,008)
Basic and diluted net loss per share	$ (0.21)	$ (0.34)	$ (0.43)	$ (0.78)	$ (0.65)	$ (0.37)
Basic and diluted weighted average common shares outstanding	20,671,097	19,040,339	20,120,035	14,160,157	15,463,256	11,136,484